Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 33,356	$ 164,863	$ 672,443
Prepayments			31,695
Total current assets	33,356	164,863	704,138
Cash and investments held in Trust Account	40,989,461	40,441,469	48,249,909
TOTAL ASSETS	41,022,817	40,606,332	48,954,047
Current liabilities:
Accrued liabilities	2,936	16,733	34,902
Note payable	4,257,382	3,710,390	1,380,000
Amount due to related party	1,157,787	952,761	790,122
Total current liabilities	5,418,105	4,679,884	2,205,024
Warrant liabilities	520,000	490,000	390,000
Deferred underwriting compensation	1,840,000	1,840,000	1,840,000
TOTAL LIABILITIES	7,778,105	7,009,884	4,435,024
Commitments and contingencies
Ordinary shares, subject to possible redemption value	40,989,461	40,441,469	46,000,000
Shareholders’ deficit:
Ordinary shares, value	1,375	1,375	1,375
Accumulated other comprehensive income			10,173
Accumulated deficit	(7,746,124)	(6,846,396)	(1,492,525)
Total shareholders’ deficit	(7,744,749)	(6,845,021)	(1,480,977)
TOTAL LIABILITIES, TEMPORARY EQUITY AND SHAREHOLDERS’ DEFICIT	$ 41,022,817	$ 40,606,332	$ 48,954,047